FRANKLIN TEMPLETON GROUP
                          777 Mariners Island Boulevard
                           San Mateo, California 94404

October 3, 1997

Filed Via EDGAR (CIK #0000002768)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re:   FRANKLIN HIGH INCOME TRUST (the "Trust")
            File Nos. 2-30203 and 811-1608

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 30, 1997.

Sincerely,

FRANKLIN HIGH INCOME TRUST


/s/ Larry L. Greene
Senior Corporate Counsel

LLG:ld

cc:   Mark H. Plafker, Esq.